Stockholder's Equity and Stock-based Compensation - Restricted Stock and Restricted Stock Unit Plans (Details) - Restricted stock and restricted stock unit - shares		12 Months Ended
	May 30, 2018	Dec. 31, 2018
Status of the Company's restricted stock and restricted stock unit awards
Total nonvested, Beginning balance (in shares)		201,702
Granted (in shares)		996,775
Vested (in shares)	(43,865)	(151,852)
Forfeited (in shares)		(2,500)
Total nonvested, Ending balance (in shares)		1,044,125